FINANCIAL INSTRUMENTS (Details) - Schedule of Currency Risk Affect Net Income - USD [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	$ 59,272	$ 58,610
Financial liabilities		$ 52